(Loss)/Earnings Per Share - Additional information (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2022
Options granted
Antidilutive Securities Excluded from Computation of Earnings Per Share
Weighted average numbers of shares excluded from the calculation of diluted loss per share	2,067,928	91,499,552
Convertible debts
Antidilutive Securities Excluded from Computation of Earnings Per Share
Weighted average numbers of shares excluded from the calculation of diluted loss per share		60,861,105